Inventories - Summary of inventories and written down of inventories (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Finished goods	R$ 814,320	R$ 560,028
Spare parts and accessories	180,286	219,831
Raw material	126,889	118,319
Warehouse and other	27,809	30,279
Fuels and lubricants		6,807
Inventories	1,149,304	935,264
Provision for obsolete inventories	R$ 26,841	R$ 17,449